Loans and financing - Breakdown (Details)		12 Months Ended
	May 19, 2022 lease item	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Number of series of debentures | item	2
Loan amount		R$ 1,000,000.00
Payments for debt issue costs		44,149,000
Current		131,158,000
Non-current		1,489,088,000	R$ 0
First series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease	500
Second series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease	1,450
Debentures
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs		44,149,000
Borrowings		R$ 1,620,216,000
Debenture One | CDI Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate		2.90%
Debenture Two | CDI Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate		3.20%